ADVANCES TO VENDORS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
ADVANCES TO VENDORS
Advances to vendors for outsourcing the value-added services	$ 9,400,197	$ 8,123,120
Less: allowance for doubtful accounts	0	0
Advances to vendors, net	9,400,197	$ 8,123,120
Advances to be realized subsequently	$ 8,990,000
Percentage of advance to be realized subsequently	95.60%